Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Net	Property, plant and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:
Useful Lives
Buildings	20 years
Machinery	10 years
Furniture, fixture and electronic equipment	3-10 years
Vehicles	4 years

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives of intangible assets are as follows:
Useful life
Land use right	50 years
Licensed software	5-10 years
Trademark	10 years
Customer relationship	5 years
Proprietary technology	5 years

Schedule of Our Sales from Our Product Lines	The following table presents an overview of our sales from our product lines for the years ended March 31, 2023, 2022 and 2021:
	For the years ended March 31,
	2023	2022	2021
Healthcare products	$31,770,835	$30,323,831	$45,389,702
Online store	42,201,865	28,014,109	13,473,626
Internet information and advertising	1,197,348	10,538,943	9,245,019
Automobile	22,982,777	20,611,775	3,376,356
Revenue	$98,152,825	$89,488,658	$71,484,703

Schedule of Foreign Currency Translation	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	March 31, 2023	March 31, 2022	March 31, 2021
Period-end spot rate	US$1=RMB 6.8717	US$1=RMB 6.3482	US$1=RMB 6.5713
Average rate	US$1=RMB 6.8855	US$1=RMB 6.4083	US$1=RMB 6.7960